FINANCIAL RISK MANAGEMENT - Sensitivity Analysis for Foreign Currency Risk (Details) - Foreign currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Australian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax income attributable to shareholders, 10% decrease	$ 0	$ (4)	$ 0
Pre-tax income attributable to shareholders, 10% increase	0	4	0
OCI attributable to shareholders, before taxes, 10% decrease	(43)	(21)	(50)
OCI attributable to shareholders, before taxes, 10% increase	43	21	50
Canadian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax income attributable to shareholders, 10% decrease	0	0	0
Pre-tax income attributable to shareholders, 10% increase	0	0	0
OCI attributable to shareholders, before taxes, 10% decrease	(9)	(6)	(6)
OCI attributable to shareholders, before taxes, 10% increase	9	6	6
Brazilian real
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax income attributable to shareholders, 10% decrease	0	0	0
Pre-tax income attributable to shareholders, 10% increase	0	0	0
OCI attributable to shareholders, before taxes, 10% decrease	(24)	(5)	(2)
OCI attributable to shareholders, before taxes, 10% increase	24	5	2
Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax income attributable to shareholders, 10% decrease	0	0	0
Pre-tax income attributable to shareholders, 10% increase	0	0	0
OCI attributable to shareholders, before taxes, 10% decrease	6	5	8
OCI attributable to shareholders, before taxes, 10% increase	$ (6)	$ (5)	$ (8)